Transactions with Related Parties - Economou and Other (Details) $ in Thousands	3 Months Ended	6 Months Ended
	Apr. 03, 2017	Jun. 30, 2017 shares	May 15, 2017 USD ($)	Apr. 06, 2017 USD ($)	Mar. 10, 2017 USD ($)	Jan. 19, 2017 USD ($)	Jan. 12, 2017	Dec. 31, 2016 shares
Series D Preferred Stock
Preferred stock shares outstanding | shares		29						29
Suezmax newbuilding vessel Samsara
Time Charter Agreement Duration		5 years
Purchase price			$ 64,000
Before the 1-for-4, 1-for-7, 1-for-5 and 1-for-7 reverse stock splits | Series D Preferred Stock
Preferred stock shares outstanding | shares		29,166						29,166
Chairman, President and Chief Executive Officer | Series D Preferred Stock
Preferred stock shares outstanding | shares		29
Preferred Stock, Voting Rights		100.000 votes
Ownership percentage		100.00%
Chairman, President and Chief Executive Officer | Before the 1-for-4, 1-for-7, 1-for-5 and 1-for-7 reverse stock splits | Series D Preferred Stock
Preferred stock shares outstanding | shares		29,166
Cardiff LNG Ships Ltd.
Ownership percentage	100.00%
Cardiff LPG Ships Ltd.
Ownership percentage	100.00%
LPG Option Agreement | Very Large Gas Carriers (VLGCs)
Number of options for purchase of vessels							4
LPG Option Agreement | Very Large Gas Carrier 1 (VLGC)
Number of vessels						1
Purchase price						$ 83,500
LPG Option Agreement | Very Large Gas Carrier 2 (VLGC)
Number of vessels					1
Purchase price					$ 83,500
LPG Option Agreement | Very Large Gas Carrier 3 (VLGC)
Number of vessels				1
Purchase price				$ 83,500
LPG Option Agreement | Very Large Gas Carrier 4 (VLGC)
Number of vessels				1
Purchase price				$ 83,500